Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained Earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2018				$ 4,008,828
Shareholders' capital
Shares issued for the Dividend Reinvestment Plan				34,937
Vesting of equity based awards	$ 51,108	$ (51,108)
Equity based compensation	15,868	48,365
Share-settled dividends on vested equity based awards	8,290		$ 8,290
Balance, end of year at Dec. 31, 2019				4,119,031
Balance, beginning of year at Dec. 31, 2018				78,478
Contributed surplus
Equity based compensation	15,868	48,365
Vesting of equity based awards	51,108	(51,108)
Balance, end of year at Dec. 31, 2019				75,735
Balance, beginning of year at Dec. 31, 2018				118,182
Accumulated other comprehensive income
Currency translation adjustments				(81,042)
Hedge accounting reserve				12,438
Balance, end of year at Dec. 31, 2019				49,578
Balance, beginning of year at Dec. 31, 2018				(1,388,237)
Deficit
Net (loss) earnings			32,799	32,799
Dividends declared			(427,311)
Share-settled dividends on vested equity based awards	(8,290)		(8,290)
Balance, end of year at Dec. 31, 2019				(1,791,039)
Deficit
Total shareholders' equity				2,453,305
Shares issued for the Dividend Reinvestment Plan				8,277
Vesting of equity based awards	49,188	(49,188)
Equity based compensation	3,203	39,703
Share-settled dividends on vested equity based awards	1,461		1,461
Balance, end of year at Dec. 31, 2020				4,181,160
Contributed surplus
Equity based compensation	3,203	39,703
Vesting of equity based awards	49,188	$ (49,188)
Balance, end of year at Dec. 31, 2020				66,250
Accumulated other comprehensive income
Currency translation adjustments				65,160
Hedge accounting reserve				(36,752)
Loss on derivatives designated as cash flow hedges, net of tax				29,800
Loss on derivatives designated as net investment hedges, net of tax				6,900
Balance, end of year at Dec. 31, 2020				77,986
Deficit
Net (loss) earnings			(1,517,427)	(1,517,427)
Dividends declared			(90,067)
Share-settled dividends on vested equity based awards	$ (1,461)		$ (1,461)
Balance, end of year at Dec. 31, 2020				(3,399,994)
Deficit
Total shareholders' equity				$ 925,402